Annual Total Returns[BarChart] - Equity and Income Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.39%	(1.23%)	12.88%	24.96%	9.07%	(2.35%)	14.83%	10.88%	(9.65%)	20.08%